UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

March 31, 2013

1.799864.109

NMI-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.5%
		Principal Amount (c)	Value
Bermuda - 0.3%
Qtel International Finance Ltd.:
3.875% 1/31/28 (e)		$ 8,440,000	$ 8,311,628
5% 10/19/25 (e)		10,665,000	11,779,493
TOTAL BERMUDA			20,091,121
Brazil - 0.5%
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		18,830,000	21,466,200
Samarco Mineracao SA 4.125% 11/1/22 (e)		16,910,000	16,444,975
TOTAL BRAZIL			37,911,175
British Virgin Islands - 0.1%
Magnesita Finance Ltd. 8.625% (e)(f)		3,755,000	4,008,463
Canada - 0.2%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		15,815,000	18,123,990
Cayman Islands - 2.8%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 9.5% 11/12/20 (e)		7,600,000	8,227,000
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(h)		57,050,000	60,900,875
Odebrecht Finance Ltd. 7.5% (e)(f)		27,311,000	29,086,215
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		17,920,000	19,335,555
5.75% 1/20/20		11,655,000	12,836,526
6.75% 1/27/41		24,350,000	27,657,948
8.375% 12/10/18		30,785,000	38,416,602
TOTAL CAYMAN ISLANDS			196,460,721
Chile - 0.2%
Empresa Nacional de Petroleo 5.25% 8/10/20 (Reg. S)		16,860,000	17,849,783
Costa Rica - 0.2%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		11,571,000	13,190,940
Georgia - 0.8%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		34,035,000	36,162,188
Georgian Oil & Gas Corp. 6.875% 5/16/17 (e)		8,575,000	8,960,875
JSC Georgian Railway 7.75% 7/11/22 (e)		11,875,000	13,537,500
TOTAL GEORGIA			58,660,563
Hungary - 0.1%
Magyar Export-Import Bank 5.5% 2/12/18 (e)		6,205,000	6,205,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Indonesia - 1.4%
Indonesia Eximbank 3.75% 4/26/17 (Reg. S)		$ 11,490,000	$ 11,878,362
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		7,880,000	8,549,800
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (e)		10,930,000	11,367,200
PT Pertamina Persero:
4.875% 5/3/22 (e)		20,610,000	21,434,400
5.25% 5/23/21 (e)		12,470,000	13,311,725
6% 5/3/42 (e)		24,385,000	24,750,775
6.5% 5/27/41 (e)		6,035,000	6,487,625
TOTAL INDONESIA			97,779,887
Ireland - 2.2%
EuroChem Mineral & Chemical Co. OJSC 5.125% 12/12/17 (e)		10,220,000	10,360,525
GPB Eurobond Finance PLC 8.617% 12/15/15 (Reg. S)	RUB	537,600,000	17,571,537
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		18,890,000	20,826,225
SCF Capital Ltd. 5.375% 10/27/17 (e)		20,070,000	20,672,100
Sibur Securities Ltd. 3.914% 1/31/18 (e)		11,375,000	11,175,938
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		7,760,000	8,371,100
5.45% 11/22/17 (e)		13,735,000	14,971,150
6.025% 7/5/22 (e)		13,340,000	14,723,358
6.8% 11/22/25 (e)		15,725,000	18,456,433
6.902% 7/9/20 (e)		14,540,000	16,848,225
TOTAL IRELAND			153,976,591
Israel - 0.4%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		27,470,000	30,560,375
Kazakhstan - 0.5%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (e)		16,510,000	15,973,425
KazMunaiGaz Finance Sub BV 7% 5/5/20 (e)		18,545,000	22,068,550
TOTAL KAZAKHSTAN			38,041,975
Luxembourg - 1.8%
Altice Financing SA 7.875% 12/15/19 (e)		7,565,000	8,245,850
Altice Finco SA 9.875% 12/15/20 (e)		1,940,000	2,163,100
Aquarius Investments Luxemburg 8.25% 2/18/16		7,555,000	8,121,625
Cosan Luxembourg SA:
5% 3/14/23 (e)		6,295,000	6,332,770
9.5% 3/14/18 (e)	BRL	30,310,000	15,464,362
Gaz Capital SA (Luxembourg) 3.85% 2/6/20 (e)		11,355,000	11,411,775
NII International Telecom S.C.A. 11.375% 8/15/19 (e)		10,335,000	10,800,075
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
OJSC Russian Agricultural Bank 6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		$ 10,915,000	$ 11,924,638
RSHB Capital SA:
5.298% 12/27/17 (e)		43,165,000	45,590,873
6% 6/3/21 (e)(h)		8,635,000	8,958,813
TOTAL LUXEMBOURG			129,013,881
Mexico - 4.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	700,400,000	59,682,949
Comision Federal de Electricid:
4.875% 5/26/21 (e)		9,855,000	10,988,325
5.75% 2/14/42 (e)		9,110,000	9,884,350
Petroleos Mexicanos:
4.875% 1/24/22		43,755,000	48,349,275
5.5% 1/21/21		21,920,000	25,251,840
5.5% 6/27/44		42,205,000	43,576,663
5.5% 6/27/44 (e)		15,450,000	15,913,500
6% 3/5/20		9,030,000	10,655,400
6.5% 6/2/41		30,920,000	36,408,300
6.625% (e)(f)		25,100,000	26,518,150
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		2,575,000	2,800,313
TOTAL MEXICO			290,029,065
Netherlands - 3.6%
Access Finance BV 7.25% 7/25/17 (e)		15,745,000	16,729,063
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)(c)	EUR	5,100,000	65,374
Indo Energy Finance II BV 6.375% 1/24/23 (e)		10,690,000	10,983,975
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		4,370,000	4,850,700
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		13,339,000	14,872,985
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (e)		8,975,000	10,433,438
6.95% 7/10/42 (e)		7,590,000	8,880,300
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		575,000	582,475
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		16,245,000	18,905,931
9.125% 7/2/18 (e)		16,710,000	21,034,548
11.75% 1/23/15 (e)		35,260,000	40,859,288
Majapahit Holding BV:
7.75% 1/20/20 (e)		14,750,000	18,068,750
7.875% 6/29/37 (Reg. S)		10,785,000	13,939,613
8% 8/7/19 (e)		11,230,000	13,840,975
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Netherlands - continued
VimpelCom Holdings BV:
5.2% 2/13/19 (e)		$ 11,000,000	$ 11,082,500
9% 2/13/18 (e)	RUB	343,900,000	11,378,648
Zhaikmunai International BV 7.125% 11/13/19 (e)		35,145,000	37,385,494
TOTAL NETHERLANDS			253,894,057
Paraguay - 0.2%
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (e)		10,305,000	11,129,400
Peru - 0.2%
Alicorp SA 3.875% 3/20/23 (e)		7,565,000	7,546,088
Gas Nat de Lima Y Callao SA 4.375% 4/1/23 (e)(g)		7,555,000	7,545,556
TOTAL PERU			15,091,644
Philippines - 0.5%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		12,385,000	15,574,138
7.39% 12/2/24 (e)		14,395,000	19,325,288
TOTAL PHILIPPINES			34,899,426
Russia - 0.4%
AHML Finance Ltd. 7.75% 2/13/18 (e)	RUB	344,745,000	11,129,478
Rosneft International Finance Ltd. 4.199% 3/6/22 (e)		11,345,000	11,273,527
Russian Railways JSC 5.739% 4/3/17		5,530,000	6,083,000
TOTAL RUSSIA			28,486,005
Singapore - 0.1%
TBG Global Pte. Ltd. 4.625% 4/3/18 (e)		3,970,000	3,950,150
South Africa - 0.3%
Eskom Holdings Ltd. 5.75% 1/26/21 (Reg. S)		10,500,000	11,405,100
TransCanada PipeLines Ltd. 4% 7/26/22 (e)		10,255,000	9,896,075
TOTAL SOUTH AFRICA			21,301,175
Sri Lanka - 0.2%
Bank of Ceylon 6.875% 5/3/17 (e)		13,795,000	14,726,163
Sweden - 0.2%
PKO Finance AB 4.63% 9/26/22 (e)		15,880,000	16,475,500
Trinidad & Tobago - 0.5%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		28,678,000	37,496,485
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Turkey - 0.7%
Akbank T.A.S. 7.5% 2/5/18 (e)	TRY	19,155,000	$ 10,401,695
Arcelik A/S 5% 4/3/23 (e)		26,415,000	26,348,963
Finansbank A/S 5.15% 11/1/17 (e)		15,360,000	15,590,400
TOTAL TURKEY			52,341,058
Ukraine - 0.3%
State Export-Import Bank of Ukraine JSC 8.75% 1/22/18 (Issued by Biz Finance PLC for State Export-Import Bank of Ukraine JSC)		7,570,000	7,626,775
Ukraine Financing of Infrastructure Projects State Enterprise 9% 12/7/17 (e)		11,390,000	11,788,650
TOTAL UKRAINE			19,415,425
United Kingdom - 0.3%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		9,160,000	9,285,950
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		10,740,000	10,565,475
TOTAL UNITED KINGDOM			19,851,425
United States of America - 1.5%
Pemex Project Funding Master Trust:
6.625% 6/15/35		38,825,000	46,590,000
6.625% 6/15/38		7,095,000	8,496,263
8.625% 2/1/22		28,592,000	35,811,480
SB Cap SA 6.125% 2/7/22 (e)		11,790,000	13,166,718
TOTAL UNITED STATES OF AMERICA			104,064,461
Venezuela - 5.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		86,090,000	82,431,175
5.375% 4/12/27		54,985,000	38,077,113
5.5% 4/12/37		16,610,000	11,128,700
8.5% 11/2/17 (e)		172,960,000	167,771,200
9% 11/17/21 (Reg. S)		37,950,000	36,052,500
9.75% 5/17/35 (e)		40,575,000	38,262,225
12.75% 2/17/22 (e)		43,885,000	49,809,475
TOTAL VENEZUELA			423,532,388
TOTAL NONCONVERTIBLE BONDS (Cost $2,036,011,752)			2,168,558,292
Government Obligations - 61.2%
		Principal Amount (c)	Value
Aruba - 0.3%
Aruba Government 4.625% 9/14/23 (e)		$ 16,890,000	$ 17,481,150
Azerbaijan - 0.2%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		14,115,000	15,032,475
Bahamas (Nassau) - 0.3%
Bahamian Republic 6.95% 11/20/29 (e)		16,996,000	20,565,160
Barbados - 0.6%
Barbados Government:
6.625% 12/5/35 (e)		7,595,000	7,215,250
7% 8/4/22 (e)		19,371,000	20,339,550
7.25% 12/15/21 (e)		11,539,000	12,346,730
TOTAL BARBADOS			39,901,530
Belarus - 1.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		40,940,000	42,270,550
8.95% 1/26/18		34,090,000	36,305,850
TOTAL BELARUS			78,576,400
Belize - 0.1%
Belize Government 5% 2/20/38 (d)(e)		13,773,700	9,366,116
Bermuda - 0.5%
Bermuda Government:
4.138% 1/3/23 (e)		12,560,000	13,345,000
5.603% 7/20/20 (e)		16,490,000	19,087,175
TOTAL BERMUDA			32,432,175
Bolivia - 0.3%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		17,900,000	17,765,750
Brazil - 2.8%
Brazilian Federative Republic:
5.625% 1/7/41		30,370,000	35,532,900
7.125% 1/20/37		25,865,000	35,887,688
8.25% 1/20/34		11,730,000	17,858,925
10.125% 5/15/27		28,547,000	49,100,840
12.25% 3/6/30		32,865,000	63,922,425
TOTAL BRAZIL			202,302,778
Cayman Islands - 0.5%
Cayman Island Government 5.95% 11/24/19 (e)		29,747,000	34,803,990
Government Obligations - continued
		Principal Amount (c)	Value
Colombia - 1.8%
Colombian Republic:
4.375% 7/12/21		$ 15,780,000	$ 17,673,600
6.125% 1/18/41		15,765,000	19,824,488
7.375% 9/18/37		38,785,000	55,656,475
8.125% 5/21/24		7,850,000	11,284,375
11.75% 2/25/20		14,931,000	23,292,360
TOTAL COLOMBIA			127,731,298
Congo - 0.8%
Congo Republic 3% 6/30/29 (d)		61,899,008	58,185,067
Costa Rica - 0.2%
Costa Rican Republic:
(Reg.S) 8.28% 3/19/14	CRC	906,400,000	1,849,930
4.25% 1/26/23 (e)		14,880,000	14,880,000
TOTAL COSTA RICA			16,729,930
Croatia - 0.6%
Croatia Republic 6.25% 4/27/17 (e)		39,485,000	42,248,950
Dominican Republic - 0.1%
Dominican Republic 9.04% 1/23/18 (e)		5,487,837	6,091,499
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		8,049,000	8,370,960
El Salvador - 0.3%
El Salvador Republic:
7.375% 12/1/19 (e)		11,600,000	13,775,000
7.75% 1/24/23 (Reg. S)		6,430,000	7,844,600
TOTAL EL SALVADOR			21,619,600
Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (e)		6,060,000	6,938,700
Ghana - 0.6%
Ghana Republic:
8.5% 10/4/17 (e)		15,000,000	17,062,500
14% 10/13/14	GHS	3,795,000	1,851,196
21% 10/26/15	GHS	15,185,000	8,304,530
24% 5/25/15	GHS	26,745,000	15,174,678
TOTAL GHANA			42,392,904
Government Obligations - continued
		Principal Amount (c)	Value
Guatemala - 0.3%
Guatemalan Republic:
4.875% 2/13/28 (e)		$ 9,440,000	$ 9,298,400
5.75% 6/6/22 (e)		9,120,000	10,123,200
TOTAL GUATEMALA			19,421,600
Hungary - 0.3%
Hungarian Republic 4.75% 2/3/15		19,020,000	19,020,000
Iceland - 0.7%
Republic of Iceland:
4.875% 6/16/16 (e)		13,227,000	14,070,221
5.875% 5/11/22 (e)		32,240,000	36,914,800
TOTAL ICELAND			50,985,021
Indonesia - 3.1%
Indonesian Republic:
4.875% 5/5/21 (e)		15,190,000	16,633,050
5.25% 1/17/42 (e)		32,835,000	34,969,275
5.875% 3/13/20 (e)		27,510,000	31,809,813
6.625% 2/17/37 (e)		19,315,000	23,805,738
6.875% 1/17/18 (e)		10,870,000	12,826,600
7.75% 1/17/38 (e)		23,245,000	32,380,285
8.5% 10/12/35 (e)		21,060,000	31,063,500
11.625% 3/4/19 (e)		26,395,000	38,272,750
TOTAL INDONESIA			221,761,011
Iraq - 1.0%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		80,675,000	73,914,435
Israel - 0.3%
Israeli State 4.5% 1/30/43		19,160,000	18,416,592
Ivory Coast - 0.5%
Ivory Coast 7.1% 12/31/32 (d)		37,775,000	35,036,313
Jamaica - 0.2%
Jamaican Government:
8% 6/24/19		9,965,000	9,840,438
8% 3/15/39		7,675,000	6,830,750
TOTAL JAMAICA			16,671,188
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		9,928,000	9,667,390
Government Obligations - continued
		Principal Amount (c)	Value
Latvia - 0.4%
Latvian Republic:
2.75% 1/12/20 (e)		$ 18,890,000	$ 18,206,182
5.25% 6/16/21 (e)		10,980,000	12,352,500
TOTAL LATVIA			30,558,682
Lebanon - 3.1%
Lebanese Republic:
4% 12/31/17		9,085,000	9,039,575
4.9947% to 5.3554% 8/29/13 to 3/20/14	LBP	68,684,095,000	43,699,879
5% 10/12/17		11,420,000	11,292,096
5.15% 11/12/18		13,255,000	13,106,544
5.45% 11/28/19		23,105,000	22,816,188
6% 5/20/19		9,685,000	9,854,488
6.1% 10/4/22		14,890,000	14,983,807
6.375% 3/9/20		16,185,000	16,772,516
8.25% 4/12/21 (Reg.S)		21,295,000	24,197,509
8.5% 8/6/15		5,835,000	6,396,911
8.5% 1/19/16 (Reg. S)		9,240,000	10,140,900
9% 3/20/17		19,225,000	21,868,438
11.625% 5/11/16 (Reg. S)		14,940,000	17,778,600
TOTAL LEBANON			221,947,451
Lithuania - 1.2%
Lithuanian Republic:
5.125% 9/14/17 (e)		11,815,000	13,129,419
6.125% 3/9/21 (e)		18,220,000	21,590,700
6.625% 2/1/22 (e)		19,630,000	24,095,825
7.375% 2/11/20 (e)		22,115,000	27,837,256
TOTAL LITHUANIA			86,653,200
Mexico - 4.1%
United Mexican States:
3.625% 3/15/22		4,936,000	5,249,436
4.75% 3/8/44		20,730,000	21,507,375
5.125% 1/15/20		17,072,000	19,974,240
5.75% 10/12/2110		15,120,000	16,594,200
6.05% 1/11/40		51,446,000	63,664,425
6.75% 9/27/34		36,215,000	48,256,488
7% 6/19/14	MXN	453,555,000	37,994,999
8.3% 8/15/31		8,670,000	13,178,400
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
9.5% 12/18/14	MXN	415,755,000	$ 36,683,124
11.5% 5/15/26		13,860,000	24,670,800
TOTAL MEXICO			287,773,487
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (e)		14,335,000	14,585,863
5.5% 12/11/42 (e)		7,665,000	7,569,188
TOTAL MOROCCO			22,155,051
Namibia - 0.4%
Republic of Namibia 5.5% 11/3/21 (e)		23,195,000	25,686,607
Netherlands - 0.5%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		30,560,000	33,768,800
Nigeria - 0.6%
Republic of Nigeria:
4% 4/23/15	NGN	767,835,000	4,189,072
6.75% 1/28/21 (e)		6,195,000	7,155,225
10.65% to 12.65% 1/9/14 to 2/6/14	NGN	5,361,055,000	30,769,982
TOTAL NIGERIA			42,114,279
Panama - 0.4%
Panamanian Republic:
7.125% 1/29/26		10,725,000	14,446,575
8.875% 9/30/27		10,360,000	15,990,660
TOTAL PANAMA			30,437,235
Paraguay - 0.1%
Republic of Paraguay 4.625% 1/25/23 (e)		7,905,000	7,964,288
Peru - 1.4%
Peruvian Republic:
6.55% 3/14/37		8,305,000	11,253,275
7.35% 7/21/25		20,090,000	28,326,900
8.75% 11/21/33		37,025,000	60,350,750
TOTAL PERU			99,930,925
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - 3.2%
Philippine Republic:
4% 1/15/21		$ 5,450,000	$ 6,022,250
5.5% 3/30/26		13,360,000	16,332,600
6.375% 10/23/34		15,255,000	20,022,188
6.5% 1/20/20		12,700,000	15,938,500
7.75% 1/14/31		25,640,000	37,113,900
8.375% 6/17/19		10,220,000	13,797,000
9.5% 2/2/30		20,120,000	32,972,656
9.875% 1/15/19		10,215,000	14,428,688
10.625% 3/16/25		43,370,000	72,917,981
TOTAL PHILIPPINES			229,545,763
Poland - 1.3%
Polish Government:
3% 3/17/23		23,890,000	23,173,300
5% 3/23/22		29,075,000	33,327,219
6.375% 7/15/19		26,730,000	32,844,488
TOTAL POLAND			89,345,007
Qatar - 0.1%
State of Qatar 6.4% 1/20/40 (e)		4,905,000	6,297,039
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (e)		19,470,000	19,031,925
6.75% 2/7/22 (e)		33,773,000	39,305,017
TOTAL ROMANIA			58,336,942
Russia - 5.6%
Russian Federation:
5.625% 4/4/42 (e)		38,800,000	43,553,000
7.5% 3/31/30 (Reg. S)		180,886,000	223,846,400
11% 7/24/18 (Reg. S)		23,028,000	32,872,470
12.75% 6/24/28 (Reg. S)		52,672,000	100,735,200
TOTAL RUSSIA			401,007,070
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		7,885,000	9,343,725
Serbia - 0.9%
Republic of Serbia:
4.875% 2/25/20 (e)		7,635,000	7,539,563
Government Obligations - continued
		Principal Amount (c)	Value
Serbia - continued
Republic of Serbia: - continued
5.25% 11/21/17 (e)		$ 13,760,000	$ 14,172,800
6.75% 11/1/24 (e)		44,460,794	44,514,147
TOTAL SERBIA			66,226,510
Slovakia - 0.3%
Slovakia Republic 4.375% 5/21/22 (e)		17,455,000	18,502,300
Slovenia - 1.1%
Republic of Slovenia 5.5% 10/26/22 (e)		81,945,000	78,872,063
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (e)		11,905,000	12,381,200
6.25% 10/4/20 (e)		14,880,000	15,866,544
6.25% 7/27/21 (e)		11,375,000	12,142,813
7.4% 1/22/15 (e)		6,190,000	6,600,397
TOTAL SRI LANKA			46,990,954
Turkey - 7.0%
Turkish Republic:
5.125% 3/25/22		13,395,000	14,734,500
5.625% 3/30/21		14,665,000	16,718,100
6% 1/14/41		33,955,000	38,029,600
6.25% 9/26/22		23,625,000	28,142,100
6.5% 1/7/15	TRY	68,525,000	38,025,258
6.75% 5/30/40		24,010,000	29,532,300
6.875% 3/17/36		36,090,000	44,390,700
7% 6/5/20		13,655,000	16,761,513
7.25% 3/5/38		12,400,000	15,996,000
7.375% 2/5/25		38,865,000	49,650,038
7.5% 9/24/14	TRY	38,360,000	21,572,597
8% 2/14/34		17,820,000	24,457,950
8.5% 9/14/22	TRY	61,105,000	37,251,321
9% 1/27/16	TRY	61,285,000	36,107,782
9% 3/8/17	TRY	30,730,000	18,470,610
11.875% 1/15/30		36,655,000	66,803,738
TOTAL TURKEY			496,644,107
Ukraine - 1.8%
Ukraine Government:
7.75% 9/23/20 (e)		16,985,000	17,579,475
7.8% 11/28/22 (e)		29,665,000	29,961,650
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - continued
Ukraine Government: - continued
7.95% 6/4/14 (e)		$ 41,040,000	$ 41,943,701
7.95% 2/23/21 (e)		7,595,000	7,879,813
9.25% 7/24/17 (e)		30,730,000	33,148,451
TOTAL UKRAINE			130,513,090
United States of America - 0.5%
U.S. Treasury Bonds 3.125% 2/15/43		37,728,000	37,881,251
Venezuela - 7.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		458,489	13,983,915
5.75% 2/26/16 (Reg S.)		16,925,000	15,909,500
6% 12/9/20		25,330,000	20,897,250
7% 3/31/38		15,325,000	11,953,500
7.65% 4/21/25		27,010,000	23,431,175
7.75% 10/13/19 (Reg. S)		49,070,000	45,635,100
8.25% 10/13/24		29,660,000	26,842,300
8.5% 10/8/14		53,941,000	54,615,263
9% 5/7/23 (Reg. S)		31,815,000	30,351,510
9.25% 9/15/27		38,130,000	37,367,400
9.25% 5/7/28 (Reg. S)		26,035,000	24,798,338
9.375% 1/13/34		29,645,000	28,459,200
10.75% 9/19/13		28,655,000	29,084,825
11.75% 10/21/26 (Reg. S)		40,345,000	44,581,225
11.95% 8/5/31 (Reg. S)		56,840,000	63,802,900
12.75% 8/23/22		43,130,000	50,246,450
TOTAL VENEZUELA			521,959,851
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		10,665,000	10,585,013
TOTAL GOVERNMENT OBLIGATIONS (Cost $4,002,528,081)			4,354,470,672
Common Stocks - 1.2%
	Shares
Cayman Islands - 0.2%
Tencent Holdings Ltd.	550,400	17,499,239
Hong Kong - 0.1%
Lenovo Group Ltd.	10,582,000	10,510,363
Common Stocks - continued
	Shares	Value
Indonesia - 0.2%
PT Astra International Tbk	14,432,000	$ 11,723,936
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	8,541	11,729,549
Russia - 0.5%
Mobile TeleSystems OJSC sponsored ADR	852,900	17,689,146
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	1,199,000	15,371,180
TOTAL RUSSIA		33,060,326
TOTAL COMMON STOCKS (Cost $85,238,842)		84,523,413
Investment Companies - 0.5%

United States of America - 0.5%
iShares MSCI Emerging Markets Index ETF (Cost $37,072,367)	841,800	36,012,204
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.15% (a) (Cost $367,620,780)	367,620,780	367,620,780
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $23,272,000)	$ 23,272,395	23,272,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $6,551,743,822)		7,034,457,361
NET OTHER ASSETS (LIABILITIES) - 1.1%		79,777,689
NET ASSETS - 100%		$ 7,114,235,050
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
BRL	-	Brazilian real
CRC	-	Costa Rican colon
EUR	-	European Monetary Unit
GHS	-	Ghana Cedi
LBP	-	Lebanese pound
MXN	-	Mexican peso
NGN	-	Nigerian naira
RUB	-	Russian ruble
TRY	-	Turkish Lira
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,649,020,412 or 37.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$23,272,000 due 4/01/13 at 0.15%
Barclays Capital, Inc.	$ 3,647,109
Citibank NA	10,211,907
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,556,419
UBS Securities LLC	6,856,565
$ 23,272,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 221,394
Fidelity Securities Lending Cash Central Fund	147,585
Total	$ 368,979
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,723,936	$ 11,723,936	$ -	$ -
Financials	15,371,180	15,371,180	-	-
Information Technology	39,739,151	39,739,151	-	-
Telecommunication Services	17,689,146	17,689,146	-	-
Corporate Bonds	2,168,558,292	-	2,168,492,918	65,374
Government Obligations	4,354,470,672	-	4,354,470,672	-
Investment Companies	36,012,204	36,012,204	-	-
Money Market Funds	367,620,780	367,620,780	-	-
Cash Equivalents	23,272,000	-	23,272,000	-
Total Investments in Securities:	$ 7,034,457,361	$ 488,156,397	$ 6,546,235,590	$ 65,374
Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $6,517,920,777. Net unrealized appreciation aggregated $516,536,584, of which $569,456,970 related to appreciated investment securities and $52,920,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013